INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2018
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
The following table presents the components of the partnership’s intangible assets as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Cost	$1,294	$1,271
Accumulated amortization	(41)	(35)
Accumulated impairment losses	(48)	(48)
Balance, end of period	$1,205	$1,188

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2018 and the year ended December 31, 2017:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Balance, beginning of period	$1,188	$1,141
Acquisitions	50	17
Amortization	(9)	(8)
Foreign currency translation	(24)	82
Reclassification to assets held for sale and other(1)	—	(44)
Balance, end of period	$1,205	$1,188

(1)
In the fourth quarter of 2017, the partnership reclassified the intangible assets of the Hard Rock Hotel and Casino, which had a carrying value of $45 million, to assets held for sale, most of which was sold to a third party in the first quarter of 2018.

Intangible assets by class	Useful life (in years)
Trademarks	5 to Indefinite
Management contracts	40
Customer relationships	9
Other	3 to 7